Commitments and contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Commitments [Line Items]
Rental expenses under operating leases	$ 11,476	$ 6,151	$ 2,039
Operating lease
2015	11,568
2016	7,581
2017	1,399
2018	951
2019 and thereafter	569
Total	$ 22,068